Cover	Dec. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2024
Entity File Number	814-01670
Entity Registrant Name	Andalusian Credit Company, LLC
Entity Central Index Key	0001979306
Entity Tax Identification Number	92-2145091
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	51 John F Kennedy Pkwy
Entity Address, City or Town	Short Hills
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	973
Local Phone Number	314-3045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false